UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            12/31/2011

Check here if Amendment     [ X];         Amendment Number:  __1___
This Amendment (Check only one.):       [  ] is a restatement.
                                        [X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Oestreicher
Title:    Chief Legal Counsel
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ David Oestreicher       Baltimore, Maryland             02/16/2012
         [Signature]                [City, State]                   [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
       NONE

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Value Total:    259519 (x$1000)

Form 13F Information Table Entry Total:    1


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE      SHARE       NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- ---------- ----------
GENERAL GROWTH PROPERTIES      COMM STK   370023103   259519   17714604 SH       SOLE           4470970          0   13243634